Document And Entity Information	May 21, 2021
Document Information [Line Items]
Entity, Registrant Name	Finward Bancorp
Document, Type	8-K
Document, Period End Date	May 21, 2021
Entity, Incorporation, State or Country Code	IN
Entity, File Number	0-26128
Entity, Tax Identification Number	35-1927981
Entity, Address, Address Line One	9204 Columbia Avenue
Entity, Address, City or Town	Munster
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-4400
Entity, Information, Former Legal or Registered Name	NorthWest Indiana Bancorp
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000919864